Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Profit or loss [abstract]
Revenue	€ 530.6	€ 459.0	€ 1,558.0	€ 1,448.4
Cost of sales	(383.6)	(320.0)	(1,088.2)	(1,009.0)
Gross profit	147.0	139.0	469.8	439.4
Other operating expenses	(84.5)	(71.4)	(253.1)	(227.6)
Exceptional items	(4.1)	(5.4)	(11.7)	(16.8)
Operating profit	58.4	62.2	205.0	195.0
Finance income	1.1	3.9	2.7	9.2
Finance costs	(13.2)	(12.5)	(38.8)	(66.2)
Net financing costs	(12.1)	(8.6)	(36.1)	(57.0)
Profit before tax	46.3	53.6	168.9	138.0
Taxation	(10.0)	(11.7)	(39.2)	(28.8)
Profit (loss)	36.3	41.9	129.7	109.2
Equity owners of the parent	36.7	41.9	130.1	109.2
Non-controlling interests	€ (0.4)	€ 0.0	€ (0.4)	€ 0.0
Earnings per share
Basic and diluted earnings per share (in euro per share)	€ 0.21	€ 0.24	€ 0.74	€ 0.61